RISK MANAGEMENT (Details 20) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 16,749,137	$ 16,236,204
Basic ordinary equity	10,870,598	10,456,131
Basic additional equity	5,878,538	5,780,073
Market Risk	9,220,514	6,438,729
Total assets weighted by risk	$ 123,708,231	$ 116,745,434
Total solvency risk index.	13.54%	13.91%
Basic solvency risk index.	8.79%	8.96%
Banco de Occidente [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 4,007,636	$ 3,801,455
Basic ordinary equity	3,123,860	3,029,445
Basic additional equity	883,776	772,010
Market Risk	1,660,535	1,233,358
Total assets weighted by risk	$ 28,165,602	$ 29,588,532
Total solvency risk index.	13.44%	12.85%
Basic solvency risk index.	10.47%	10.24%
Banco Popular [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 2,090,131	$ 2,103,019
Basic ordinary equity	1,774,823	1,756,321
Basic additional equity	315,309	346,698
Market Risk	1,391,833	1,339,691
Total assets weighted by risk	$ 18,452,556	$ 18,919,825
Total solvency risk index.	10.53%	11.12%
Basic solvency risk index.	8.94%	9.28%
Banco AV Villas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 1,195,815	$ 1,119,136
Basic ordinary equity	1,060,749	1,002,396
Basic additional equity	135,066	116,740
Market Risk	204,852	993,172
Total assets weighted by risk	$ 9,493,492	$ 9,768,306
Total solvency risk index.	12.33%	11.46%
Basic solvency risk index.	10.94%	10.26%
Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 2,666,487	$ 2,611,410
Basic ordinary equity	2,295,929	2,247,231
Basic additional equity	370,558	364,179
Market Risk	1,769,041	1,676,891
Total assets weighted by risk	$ 7,246,604	$ 7,114,069
Total solvency risk index.	36.80%	36.71%
Basic solvency risk index.	31.68%	31.59%